FAIR VALUE MEASUREMENTS - SECURITIZE, INC. AND SUBSIDIARIES - Activity of Level 3 Financial Instruments (Details) - Significant  Other  Unobservable  Inputs  (Level 3) - Securitize, Inc. and Subsidiaries - USD ($)
	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance	$ 48,009,000	$ 21,966,000	$ 21,966,000	$ 10,839,000
Balance	51,288,000	(21,832,000)	48,009,000	21,966,000
SAFEs
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value adjustment	1,368,000	66,000	4,735,000	95,000
Derivative liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Recognition of Level 3 Derivative liability			3,158,000	9,923,000
Fair value adjustment	2,001,000	290,000	11,719,000	1,370,000
Option liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value adjustment	$ (90,000)	$ (490,000)	$ 6,431,000	$ (261,000)